Provisions and other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Defined benefit pension plans	$ 3,157	$ 4,490
Other long-term employee benefits and deferred compensation	625	545
Other post-employment benefits	953	1,005
Environmental remediation provisions	706	708	$ 791
Product liability, government investigations, other legal matters provisions	230	264	$ 451
Contingent consideration	809	840
Other non-current liabilities	577	618
Total provisions and other non-current liabilities	$ 7,057	$ 8,470